Cover	Mar. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	TOURMALINE BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40384
Entity Tax Identification Number	83-2377352
Entity Address, Address Line One	27 West 24th Street
Entity Address, Address Line Two	Suite 702
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	481-9832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRML
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001827506